SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee Benefit Plans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	¥ 17,535,147	¥ 14,895,498	¥ 15,038,804
Cost of revenues
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	8,655,350	7,161,205	6,780,226
Research and development
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	261,176	294,859	316,293
Sales and marketing
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	5,218,767	4,033,438	4,199,996
General and administrative
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	¥ 3,399,854	¥ 3,405,996	¥ 3,742,289